Income Taxes (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Taxes
Statutory federal rate	(21.70%)	(21.00%)
State income tax rate, net of federal benefit	(3.60%)	(3.60%)
Permanent differences, including stock-based compensation	8.60%	8.60%
Change in valuation allowance	16.70%	16.00%
Effective tax rate	0.00%	0.00%